Subsequent Events (Details Narrative)																		6 Months Ended		12 Months Ended
	Sep. 12, 2024 USD ($) $ / shares shares	Sep. 03, 2024 USD ($) $ / shares shares	Aug. 28, 2024 USD ($) Integer	Aug. 23, 2024 $ / shares shares	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Aug. 05, 2024 shares	Aug. 01, 2024 USD ($)	Jul. 05, 2024 USD ($)	May 20, 2024 USD ($)	May 01, 2024 USD ($)	Apr. 03, 2024 USD ($)	Feb. 23, 2024 USD ($) Integer	Feb. 21, 2024 shares	Feb. 13, 2024 USD ($)	Jan. 25, 2024	Jul. 17, 2023 shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jul. 03, 2024 shares	May 31, 2024 USD ($)	Oct. 27, 2022 shares	Oct. 26, 2022 shares	Jan. 31, 2022 $ / shares
Subsequent Event [Line Items]
Maturity date																Jan. 25, 2025				Jan. 31, 2024
Common Stock, Shares Authorized | shares																		74,500,000		74,500,000	74,500,000	75,000,000		75,000,000	25,000,000
Stock Issued During Period, Shares, New Issues | shares																	476,338
Options granted | shares																		545,238		2,745,000	987,760
Option exercise price | $ / shares																		$ 0.75		$ 0.83	$ 6.53					$ 2.97
Advances from chairman																		$ 467,000	$ 35,000	$ 1,363	$ 24,550
Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares							225,000
Related Party [Member]
Subsequent Event [Line Items]
Debt instrument, face value									$ 70,000	$ 67,000	$ 45,000	$ 75,000			$ 210,000
Interest rate									10.00%	10.00%	10.00%	10.00%			10.00%
Maturity date									Jul. 05, 2025	May 20, 2025	May 01, 2025	Apr. 03, 2025			Feb. 13, 2025
Other receivables																				$ 117,850	$ 117,468
February 2024 Note [Member]
Subsequent Event [Line Items]
Debt instrument, face value													$ 126,000
Interest rate													10.00%
Maturity date													Nov. 30, 2024
Original issue discount													$ 21,000					$ 17,512
Transaction fees of the lender													$ 5,000
Common stock conversion, percentage													65.00%
Debt instrument, convertible, threshold trading days | Integer													10
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face value												$ 75,000			$ 210,000
Interest rate												10.00%			10.00%
Maturity date												Apr. 03, 2025			Feb. 13, 2025
Cashless exercise of options, shares | shares														75,000
Issuance of shares of common stock | shares														70,002
Common stock for conversions, shares | shares	181,043	191,471			163,934	145,560
Debt instrument conversion, amount	$ 13,000	$ 22,000			$ 20,000	$ 20,000
Common stock conversion price | $ / shares	$ 0.09611	$ 0.1149			$ 0.122	$ 0.1374
Options granted | shares				75,000
Options expiration period				10 years
Option exercise price | $ / shares				$ 0.16
Options vest				1 year
Subsequent Event [Member] | Chairman [Member]
Subsequent Event [Line Items]
Advances from chairman								$ 150,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Other receivables																							$ 67,000
Subsequent Event [Member] | February 2024 Note [Member]
Subsequent Event [Line Items]
Debt instrument, face value													$ 126,000
Interest rate													10.00%
Maturity date													Nov. 30, 2024
Original issue discount													$ 21,000
Transaction fees of the lender													$ 5,000
Subsequent Event [Member] | August Twenty Twenty Four Note [Member]
Subsequent Event [Line Items]
Debt instrument, face value			$ 67,200
Interest rate			10.00%
Maturity date			May 30, 2025
Original issue discount			$ 11,200
Transaction fees of the lender			$ 6,000
Common stock conversion, percentage			65.00%
Debt instrument, convertible, threshold trading days | Integer			10